OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Infrastructure, Industrials and Materials Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of November 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Brazil: 3.2%
158,700		CPFL Energia SA ADR	$4,178,571	1.1
204,500		Vale SA ADR	4,754,625	1.3
282,500		Weg S.A.	2,796,334	0.8
			11,729,530	3.2
		Canada: 0.5%
531,600		Bombardier, Inc. - Class B	1,970,144	0.5

		Chile: 0.8%
169,100		Enersis SA ADR	3,004,907	0.8

		China: 1.8%
310,000		China Unicom Hong Kong Ltd. ADR	6,686,700	1.8

		Finland: 0.8%
66,684		Outotec Oyj	3,039,083	0.8

		France: 4.8%
28,691		Air Liquide	3,630,296	1.0
90,460		Alstom	3,132,398	0.8
158,628	@	Cie Generale de Geophysique-Veritas	3,670,392	1.0
216,131		Suez Environnement S.A.	2,744,820	0.7
104,276		Vinci S.A.	4,661,778	1.3
			17,839,684	4.8
		Germany: 8.6%
70,921		BASF AG	5,181,047	1.4
406,989		Deutsche Telekom AG	5,284,631	1.4
187,200		E.ON AG	4,633,914	1.2
155,616		GEA Group AG	4,606,300	1.2
37,372		K+S AG	2,035,037	0.6
62,553		Siemens AG	6,330,344	1.7
155,494		ThyssenKrupp AG	4,016,421	1.1
			32,087,694	8.6
		Hong Kong: 1.7%
127,500		China Mobile Ltd. ADR	6,332,925	1.7

		India: 0.6%
376,060		Bharat Heavy Electricals Ltd.	2,070,827	0.6

		Ireland: 1.5%
283,167		CRH PLC	5,405,875	1.5

		Italy: 2.4%
985,668		Enel S.p.A.	4,199,855	1.1
285,366	@	Fiat Industrial SpA	2,558,231	0.7
163,841		Prysmian S.p.A.	2,239,575	0.6
			8,997,661	2.4
		Japan: 4.8%
828,000		Hitachi Ltd.	4,594,498	1.2
145,000		JGC Corp.	3,654,453	1.0
221,200		Komatsu Ltd.	5,660,911	1.5
419,000		Mitsubishi Electric Corp.	3,966,443	1.1
			17,876,305	4.8
		Luxembourg: 2.7%
240,400		ArcelorMittal	4,541,156	1.2
49,400		Millicom International Cellular SA	5,295,186	1.5
			9,836,342	2.7
		Netherlands: 3.2%
109,700		Chicago Bridge & Iron Co. NV	4,536,095	1.2
238,759		European Aeronautic Defence and Space Co. NV	7,163,242	2.0
			11,699,337	3.2
		Russia: 1.3%
288,000		Mobile Telesystems OJSC ADR	4,976,640	1.3

		South Korea: 1.3%
57,673		POSCO ADR	4,939,692	1.3

		Sweden: 1.1%
182,083		Atlas Copco AB - Class A	3,906,950	1.1

		Switzerland: 1.4%
279,400		ABB Ltd. ADR	5,300,218	1.4

		United Kingdom: 11.3%
122,908		Anglo American PLC	4,692,250	1.2
164,989		BHP Billiton PLC	5,073,788	1.4
331,369		Cookson Group PLC	2,596,662	0.7
849,816		International Power PLC	4,490,903	1.2
119,043		Rio Tinto PLC	6,267,089	1.7
3,027,960		Vodafone Group PLC	8,197,007	2.2
145,197		Weir Group PLC	4,719,539	1.3
376,218		Xstrata PLC	6,039,662	1.6
			42,076,900	11.3
		United States: 46.1%
89,400		Acuity Brands, Inc.	4,492,350	1.2
82,000		Allegheny Technologies, Inc.	4,118,040	1.1
112,100		Caterpillar, Inc.	10,972,348	3.0
392,900		CenterPoint Energy, Inc.	7,818,710	2.1
53,300		Cummins, Inc.	5,134,389	1.4
62,200		Deere & Co.	4,929,350	1.3
125,700		Dover Corp.	6,909,729	1.9
120,000		EI Du Pont de Nemours & Co.	5,726,400	1.5
200,700		Emerson Electric Co.	10,486,575	2.8
129,800		Fluor Corp.	7,115,636	1.9
141,200		General Dynamics Corp.	9,327,672	2.5
139,700		Harsco Corp.	2,883,408	0.8

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
175,600		Honeywell International, Inc.	$9,508,740	2.6
68,500		Monsanto Co.	5,031,325	1.4
167,900		National Oilwell Varco, Inc.	12,038,430	3.2
116,400		Peabody Energy Corp.	4,566,372	1.2
163,700		Republic Services, Inc.	4,493,565	1.2
56,500		Roper Industries, Inc.	4,813,235	1.3
97,800		Schlumberger Ltd.	7,367,274	2.0
56,300	@	TransDigm Group, Inc.	5,428,446	1.5
223,400		Trinity Industries, Inc.	6,384,772	1.7
91,400		UGI Corp.	2,738,344	0.7
103,700		Union Pacific Corp.	10,723,617	2.9
97,600		United Parcel Service, Inc. - Class B	7,002,800	1.9
275,500	@	United Rentals, Inc.	7,752,570	2.1
70,600	@	WABCO Holdings, Inc.	3,318,906	0.9
			171,083,003	46.1
		Total Common Stock
		(Cost $343,487,713)	370,860,417	99.9
SHORT-TERM INVESTMENTS: 1.4%
		Mutual Funds: 1.4%
5,331,900		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,331,900)	5,331,900	1.4
		Total Short-Term Investments
		(Cost $5,331,900)	5,331,900	1.4
		Total Investments in Securities (Cost $348,819,613)	$376,192,317	101.3
		Liabilities in Excess of Other Assets	(4,829,100)	(1.3)
		Net Assets	$371,363,217	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $350,208,353.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$59,720,751
		Gross Unrealized Depreciation	(33,736,787)
		Net Unrealized appreciation	$25,983,964

Sector Diversification	Percentage of Net Assets
Energy	7.4%
Industrials	53.2
Information Technology	1.2
Materials	19.3
Telecommunications	9.9
Utilities	8.9
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of November 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/2011
Asset Table
Investments, at value
Common Stock
Brazil	$11,729,530	$—	$—	$11,729,530
Canada	1,970,144	—	—	1,970,144
Chile	3,004,907	—	—	3,004,907
China	6,686,700	—	—	6,686,700
Finland	—	3,039,083	—	3,039,083
France	—	17,839,684	—	17,839,684
Germany	—	32,087,694	—	32,087,694
Hong Kong	6,332,925	—	—	6,332,925
India	—	2,070,827	—	2,070,827
Ireland	—	5,405,875	—	5,405,875
Italy	—	8,997,661	—	8,997,661
Japan	—	17,876,305	—	17,876,305
Luxembourg	9,836,342	—	—	9,836,342
Netherlands	4,536,095	7,163,242	—	11,699,337
Russia	4,976,640	—	—	4,976,640
South Korea	4,939,692	—	—	4,939,692
Sweden	—	3,906,950	—	3,906,950
Switzerland	5,300,218	—	—	5,300,218
United Kingdom	—	42,076,900	—	42,076,900
United States	171,083,003	—	—	171,083,003
Total Common Stock	230,396,196	140,464,221	—	370,860,417
Short-Term Investments	5,331,900	—	—	5,331,900
Total Investments, at value	$235,728,096	$140,464,221	$—	$376,192,317
Liabilities Table
Other Financial Instruments+
Written Options	$—	$—	$(5,543,287)	$(5,543,287)
Total Liabilities	$—	$—	$(5,543,287)	$(5,543,287)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended November 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended November 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	11/30/2011
Liabilities Table
Other Financial Instruments+:
Written options	(1,538,246)	(4,842,871)	—	—	3,323,998	(2,486,168)	—	—	(5,543,287)
Total Liabilities	$(1,538,246)	$(4,842,871)	$—	$—	$3,323,998	$(2,486,168)	$—	$—	$(5,543,287)

As of November 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(700,415).

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Infrastructure, Industrials and Materials Fund Written OTC Options on November 30, 2011

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Securities
205,888	Goldman Sachs & Co.	Call on Custom Basket of Equity Securities	100.000 EUR	12/16/11	$968,440	$(1,741,642)
11,012,500	Citigroup, Inc.	Call on Custom Basket of Equity Securities	100.000 GBP	12/16/11	756,365	(888,996)
382,031	JPMorgan Chase & Co.	Call on Custom Basket of Equity Securities	100.000 USD	12/14/11	1,459,358	(1,209,930)
416,761	JPMorgan Chase & Co.	Call on Custom Basket of Equity Securities	100.000 USD	12/14/11	1,658,709	(1,702,719)
			Total Written OTC Options		$4,842,872	$(5,543,287)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2012